Right of Use Asset and Lease Liability	9 Months Ended
Dec. 31, 2024
Disclosure of quantitative information about leases for lessee [Abstract]
Right of Use Asset and Lease Liability [Text Block]

14. Right of Use Asset and Lease Liability

The Company has lease agreements for its offices, and buildings for its datacenters in Sweden and Quebec, Canada, in addition to electrical equipment in Sweden.

During the three and nine months period ended December 31, 2024, the Company recognized interest expense on the lease liability of $103 and $332, respectively (December 31, 2023 - $127 and $407, respectively) which was recorded within finance expense.

Cost	Right of Use Assets
Balance, March 31, 2023	$17,302
Adjustment for change in variable payments based on rate or index	287
Foreign exchange	(8)
Balance, March 31, 2024	$17,581
Additions	432
Lease extension	117
Disposals	(33)
Foreign exchange	(398)
Balance, December 31, 2024	$17,699

Accumulated Depreciation
Balance, March 31, 2023	$(6,329)
Depreciation	(2,771)
Foreign exchange	7
Balance, March 31, 2024	$(9,093)
Depreciation	(2,224)
Disposals	33
Foreign exchange	210
Balance, December 31, 2024	$(11,074)

Carrying Amount
Balance, March 31, 2024	$8,488
Balance, December 31, 2024	$6,625

Lease Liability
Balance, March 31, 2023	$10,468
Lease payments made	(2,855)
Adjustment for change in variable payments based on rate or index	287
Interest expense on lease liabilities	533
Foreign exchange	(180)
Balance, March 31, 2024	$8,253
Lease payments made	(2,286)
Additions	432
Lease extension	117
Interest expense on lease liabilities	332
Foreign exchange	(311)
6,537
Less: current portion	(2,701)
Balance, December 31, 2024	$3,836

Lease Disclosures
Interest expense on lease liabilities	$332
Total cash outflow for leases	$2,286

Maturity Analysis - Undiscounted Contractual Payments
Less than 1 year	$3,004
1 to 2 years	2,548
2 to 3 years	996
3 to 4 years	491
$7,039